GENERAL	9 Months Ended
Sep. 30, 2013
GENERAL [Abstract]
GENERAL
NOTE 1       -     GENERAL

Lumenis Ltd. together with its subsidiaries (the "Company") is an Israeli company engaged in the development and commercialization of energy-based medical systems used in variety of minimal invasive procedures in its three segments : surgical, ophthalmic and aesthetic. The Company provides energy based solutions for both medically necessary and elective procedures, primarily for the aging population. For most of the Company's current products, it utilizes laser technology to deliver light energy for specific body tissues to achieve the desired clinical outcomes in variety of medical procedures, including ablation or enucliation, or removal of, unwanted or diseased tissue such as enlarged prostate and tumors, cauterizing surgical wounds to prevent bleeding, fixation of important anatomical like a detached retina or aesthetic treatment such as skin rejuvenation and the removal of unwanted hair. The Company's products use proprietary technology and, accordingly, the Company holds numerous patents and licenses.